FINANCIAL AND CAPITAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2017
FINANCIAL AND CAPITAL RISK MANAGEMENT
FINANCIAL AND CAPITAL RISK MANAGEMENT

36.    FINANCIAL AND CAPITAL RISK MANAGEMENT

36.1 Financial risk management

The Group’s activities expose it to a variety of financial risks, including market risk (including foreign currency risk, interest rate risk and commodity price risk), credit risk and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimise the potential adverse effects on the Group’s financial performance.

Risk management is carried out by the treasury management department (the “Group Treasury“) under policies approved by the board of directors of the Company. The Group Treasury identifies, evaluates and hedges financial risks through close co-operation with the Group’s operating units.

(a)      Market risk

(i)	Foreign currency risk

Foreign currency risk primarily arises from certain significant foreign currency deposits, trade and notes receivables, trade and notes payables, advances paid to suppliers, and short-term and long-term loans denominated in United States dollars (“USD“), Australian dollars (“AUD“), Euro (“EUR“), Japanese yen (“JPY“), and Hong Kong dollars (“HKD“). Related exposures are disclosed in notes 14, 15, 16, 19, 22, 23 and 40 to the financial statements, respectively. The Group Treasury closely monitors the international foreign currency market on the change of exchange rates and takes these into consideration when investing in foreign currency deposits and borrowing loans. As at December 31, 2016 and 2017, the Group only had significant exposure to USD.

As at December 31, 2017, if RMB had strengthened/weakened by 5% against USD with all other variables held constant, the profit for the year would have been approximately RMB21 million lower/higher (2016: RMB269 million lower/higher), mainly as a result of foreign exchange gains and losses arising from translation of USD-denominated borrowings, cash and receivables. Profit was less sensitive to the fluctuation in the RMB/USD exchange rates in 2017 than in 2016, mainly due to the decrease in the USD denominated cash and receivables.

As the assets and liabilities denominated in other foreign currencies other than USD were relatively minimal to the total assets and liabilities of the Group, the directors of the Company are of the opinion that the Group was not exposed to any significant foreign currency risk arising from these foreign currency denominated assets and liabilities as at December 31, 2016 and 2017.

(ii)	Interest rate risk

The interest rate risk of the Group mainly arises from medium-term notes and short-term bonds issued at fixed rates. As at December 31, 2016 and 2017, as the Group had no significant interest-bearing assets except for bank deposits (note 16), entrusted loans (note 15), and a loan to Shanxi Huaxing (note 12), the Group’s income and operating cash flows are substantially independent of changes in market interest rates.

Most of the bank deposits are maintained in savings and time deposit accounts in the PRC. The interest rates are regulated by the People’s Bank of China and the Group Treasury closely monitors the fluctuation on such rates periodically. The interest rates of entrusted loans are fixed. As the interest rates applied to the entrusted loans were fixed, the directors of the Company are of the opinion that the Group was not exposed to any significant interest rate risk for its financial assets held as at December 31, 2016 and 2017.

The interest rate risk for the Group’s financial liabilities primarily arises from interest-bearing loans. Loans borrowed at floating interest rates expose the Group to cash flow interest rate risk. The exposures to these risks are disclosed separately in note 19. The Group enters into debt obligations to support general corporate purposes including capital expenditures and working capital needs. The Group Treasury closely monitors market interest rates and maintains a balance between variable rate and fixed rate borrowings in order to reduce the exposures to the interest rate risk described above.

As at December 31, 2017, if interest rates had been 100 basis points (December 31, 2016: 100 basis points) higher/lower for bank and other loans borrowed at floating interest rates with all other variables held constant, net profit for the year would have been RMB535 million lower/higher (2016: RMB480 million), respectively, mainly as a result of the higher/lower interest expense on floating rate borrowings.

The interest rate risk of the Group mainly arises from medium-term notes and short-term bonds issued at fixed rates. As the fluctuation of comparable interest rates of corporate bonds with similar terms was relatively low, the directors of the Company are of the opinion that the Group is not exposed to any significant fair value interest rate risk for its fixed interest rate borrowings held as at December 31, 2016 and 2017.

(iii)	Commodity price risk

The Group uses futures and option contracts to reduce its exposure to fluctuations in the price of primary aluminum and other products. The Group uses the futures contract for hedging other than speculation. With reference to the hedging of primary aluminum, production company hedges the output of primary aluminum and trading company hedges the quantities of buyout and self-supporting.

The Group uses mainly futures contracts and option contracts traded on the Shanghai Futures Exchange and London Metal Exchange ("LME") to hedge against fluctuations in primary aluminum prices. As at December 31, 2017, the fair values of the outstanding futures contracts amounting to RMB10 million (December 31, 2016: RMB55 million) and RMB89 million (December 31, 2016: RMB3 million) were recognized in financial assets and financial liabilities at fair value through profit or loss, respectively. As at December 31, 2017, the Company did not hold any option contracts (December 31, 2016: the fair value of the outstanding options contracts amounting to RMB0.1 million was recognized in financial liabilities at fair value through profit or loss).

As at December 31, 2017, if the commodity futures prices had increased/decreased by 3% (Decem PaymentsForGuaranteeObligationRelatedPartyTransactions ber 31, 2016: 3%) and all other variables held constant, profit for the year would have changed by the amounts shown below:

	2016	2017
Primary aluminum	Decrease/increase RMB7 million	Decrease/increase RMB46 million
Copper	Decrease/increase RMB4 million	Increase/decrease RMB0.3 million
Zinc	Decrease/increase RMB1 million	Decrease/increase RMB7 million
Lead	Increase/decrease RMB0.1 million	—
Coal	Decrease/increase RMB1 million	Decrease/increase RMB0.2 million

(b)      Credit risk

Credit risk arises from balances with banks and financial institutions, short-term investments, trade and notes receivables, other current and non-current receivables as well as credit exposures of customers, including outstanding receivables and committed transactions. The carrying amounts of short-term investments and these receivables included in notes 10, 12, 14, and 15 represent the Group’s maximum exposure to credit risk in relation to its financial assets. The Group also provided financial guarantees to certain subsidiaries and a joint venture. The guarantees to joint ventures and an associate mentioned in note 35 represented the Group’s maximum exposure to credit risk in relation to its guarantees to a joint venture.

The Group maintains substantially all of its bank balances and cash and short-term investments in several major state-owned banks in the PRC. With strong support from the PRC government to these state-owned banks, the directors of the Company are of the opinion that there is no significant credit risk on such assets being exposed to losses.

With regard to receivables, the marketing department assesses the credit quality of the customers and their related parties, taking into account their financial positions, past experience and other factors. The Group performs periodic credit evaluations of its customers and considers that adequate provision for impairment of receivables has been made in the financial statements. Management does not expect any further losses from non-performance by these counterparties. The Group holds collateral for some entrusted loans.

For the year ended December 31, 2017, revenues of approximately RMB39,759 million (2015: RMB 31,818 million, 2016: RMB30,940 million) were derived from entities directly or indirectly owned or controlled by the PRC government including Chinalco. There were no other individual customers from whom the Group has derived revenue of more than 10% of the Group’s revenue during the years ended December 31, 2016 and 2017. Thus, the directors of the Company are of the opinion that the Group was not exposed to any significant concentration of credit risk as at December 31, 2015, 2016 and 2017.

(c)      Liquidity risk

Cash flow forecast is performed in the operating entities of the Group and aggregated by the Group Treasury. The Group Treasury monitors rolling forecasts of the Group’s liquidity requirements to ensure it has sufficient cash to meet operational needs while maintaining sufficient headroom on its undrawn committed borrowing facilities at all times so that the Group does not breach borrowing limits or covenants (where applicable) on any of its borrowing facilities. This forecast takes into consideration of the Group’s debt financing plans, covenant compliance, compliance with internal balance sheet ratio targets and, if applicable, external regulatory or legal requirements, for example, currency restrictions.

As at December 31, 2017, the Group had total banking facilities of approximately RMB152,080 million (2016: RMB134,235 million) of which amounts totalling RMB69,414 million (2016: RMB61,980 million) have been utilized as at December 31, 2017. Banking facilities of approximately RMB56,104 million (2016: RMB 67,510 million) will be subject to renewal during the next 12 months. The directors of the Company are confident that such banking facilities can be renewed upon expiration based on their past experience and good credit standing.

In addition, as at December 31, 2017, the Group had credit facilities through its futures agent at the LME amounting to USD20 million (equivalent to RMB131 million) (December 31, 2016: USD120 million (equivalent to RMB832 million)), of which USD2 million (equivalent to RMB13 million) (December 31, 2016: USD50 million (equivalent to RMB344 million)) has been utilized. The futures agent has the right to adjust the related credit facilities.

Management also monitors rolling forecasts of the Group’s liquidity reserve on the basis of expected cash flows.

The table below analyzes the maturity profile of the Group’s financial liabilities as at the end of the reporting period. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Within 1			Over 5
	year	1 to 2 years	2 to 5 years	years	Total
As at December 31, 2016

Finance lease payables, including current portion	2,253,720	2,068,315	2,895,251	—	7,217,286
Long-term bank and other loans, including current portion	4,725,151	8,000,722	10,275,883	8,698,516	31,700,272
Long-term bonds	2,000,000	—	—	—	2,000,000
Medium-term notes and bonds, including current portion	6,400,000	12,500,000	3,215,000	—	22,115,000
Short-term bonds	7,900,000	—	—	—	7,900,000
Gold leasing arrangement	3,000,000	—	—	—	3,000,000
Short-term bank and other loans	32,321,825	—	—	—	32,321,825
Interest payables for borrowings	6,062,365	1,701,480	2,436,061	470,469	10,670,375
Financial liabilities at fair value through profit or loss	3,575	—	—	—	3,575
Financial liabilities included in other payables and accrued liabilities, excluding accrued interest	8,501,869	—	—	—	8,501,869
Financial liabilities included in other non-current liabilities (Note)	—	218,201	330,021	405,261	953,483
Trade and notes payables	11,342,870	—	—	—	11,342,870

	84,511,375	24,488,718	19,152,216	9,574,246	137,726,555

The table below analyzes the maturity profile of the Group's financial liabilities as at the end of the reporting period. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Within 1			Over 5
	year	1 to 2 years	2 to 5 years	years	Total
As at December 31, 2017
Finance lease payables, including current portion	2,371,917	1,762,618	1,890,329	73,603	6,098,467
Long-term bank and other loans, including current portion	6,890,140	5,174,015	8,673,794	19,745,385	40,483,334
Medium-term notes and bonds, including current portion	12,500,000	3,215,000	—	—	15,715,000
Short-term bonds	3,500,000	—	—	—	3,500,000
Gold leasing arrangement	6,818,393	—	—	—	6,818,393
Short-term bank and other loans	30,834,442	—	—	—	30,834,442
Interest payables for borrowings	5,282,030	2,123,149	4,106,037	1,048,728	12,559,944
Financial liabilities at fair value through profit or loss	89,426	—	—	—	89,426
Financial liabilities included in other payables and accrued liabilities, excluding accrued interest	10,307,315	—	—	—	10,307,315
Financial liabilities included in other non-current liabilities (Note)	—	107,785	108,896	587,668	804,349
Trade and notes payables	12,321,970	—	—	—	12,321,970

	90,915,633	12,382,567	14,779,056	21,455,384	139,532,640

Note: As disclosed in note 21, as at December 31, 2017, the carrying value of financial liabilities included in other non-current liabilities was RMB769 million (December 31, 2016: RMB790 million).

(a)      Financial instruments by category

The carrying amounts of each of the categories of financial instruments of the Group as at the end of the reporting period are as follows:

	December 31, 2016
	Financial
	assets
	at fair value		Available‑
	through		for‑sale
	profit or	Loans and	financial
Financial assets	loss	receivables	investments	Total
Current

Trade and notes receivables	—	7,349,563	—	7,349,563
Financial assets at fair value through profit or loss	54,756	—	—	54,756
Restricted cash and time deposits	—	2,087,447	—	2,087,447
Cash and cash equivalents	—	23,813,736	—	23,813,736
Financial assets included in other current assets	—	10,663,486	—	10,663,486

Subtotal	54,756	43,914,232	—	43,968,988

Non-current

Available-for-sale financial investments	—	—	164,393	164,393
Financial assets included in other non-current assets	—	1,366,359	—	1,366,359

Subtotal	—	1,366,359	164,393	1,530,752

Total	54,756	45,280,591	164,393	45,499,740

	December 31, 2016
	Financial	Financial
	liabilities at fair	liabilities at
	value through	amortized
Financial liabilities	profit or loss	cost	Total
Current

Financial liabilities at fair value through profit or loss	3,575	—	3,575
Interest-bearing loans and borrowings	—	58,459,394	58,459,394
Financial liabilities included in other payables and accrued liabilities	—	9,572,489	9,572,489
Trade and notes payables	—	11,342,870	11,342,870

Subtotal	3,575	79,374,753	79,378,328

Non-current

Financial liabilities included in other non-current liabilities	—	789,720	789,720
Interest-bearing loans and borrowings	—	47,322,748	47,322,748

Subtotal	—	48,112,468	48,112,468

Total	3,575	127,487,221	127,490,796

	December 31, 2017
	Financial
	assets
	at fair
	value		Available‑
	through		for‑sale
	profit or	Loans and	financial
Financial assets	loss	receivables	investments	Total
Current

Trade and notes receivables	—	8,026,209	—	8,026,209
Financial assets at fair value through profit or loss	9,534	—	—	9,534
Restricted cash and time deposits	—	2,152,492	—	2,152,492
Cash and cash equivalents	—	27,750,686	—	27,750,686
Financial assets included in other current assets	—	6,487,089	—	6,487,089

Subtotal	9,534	44,416,476	—	44,426,010

Non-current

Available-for-sale financial investments	—	—	1,928,201	1,928,201
Financial assets included in other non-current assets	—	261,156	—	261,156

Subtotal	—	261,156	1,928,201	2,189,357

Total	9,534	44,677,632	1,928,201	46,615,367

	December 31, 2017
	Financial
	liabilities at fair	Financial
	value through	liabilities at
Financial liabilities	profit or loss	amortized cost	Total
Current

Financial liabilities at fair value through profit or loss	89,426	—	89,426
Interest-bearing loans and borrowings	—	62,752,570	62,752,570
Financial liabilities included in other payables and accrued liabilities (note 22)	—	11,284,456	11,284,456
Trade and notes payables	—	12,321,970	12,321,970

Subtotal	89,426	86,358,996	86,448,422

Non-current

Financial liabilities included in other non-current liabilities (note 21)	—	769,061	769,061
Interest-bearing loans and borrowings	—	40,289,703	40,289,703

Subtotal	—	41,058,764	41,058,764

Total	89,426	127,417,760	127,507,186

(b)      Fair value and fair value hierarchy

Fair value

The carrying amounts and fair values of the Group’s financial instruments, other than those with carrying amounts that reasonably approximate to fair values and those carried at fair value, are as follows:

	Carrying amounts		Fair values
	December 31,	December 31,	December 31,	December 31,
	2016	2017	2016	2017
Financial assets
Available-for-sale financial instruments	—	1,848,000	—	1,848,000
Financial assets included in other non-current assets (note 12)	1,366,359	261,156	1,375,140	242,567

	1,366,359	2,109,156	1,375,140	2,090,567

	Carrying amounts		Fair values
	December 31,	December 31,	December 31,	December 31,
	2016	2017	2016	2017
Financial liabilities
Financial liabilities included in other non-current liabilities (note 21)	789,720	769,061	789,720	660,688
Long-term interest-bearing loans and borrowings (note 19)	47,322,748	40,289,703	46,766,169	39,475,392

	48,112,468	41,058,764	47,555,889	40,136,080

Management has assessed that the fair values of cash and cash equivalents, restricted cash and time deposits, trade and notes receivables, financial assets included in other current assets, entrusted loans, trade and notes payables, financial liabilities included in other payables and accrued liabilities, short-term and the current portion of interest-bearing loans and borrowings, interest payable and the current portion of long-term payables approximate to their carrying amounts largely due to the short term maturities of these instruments.

The fair values of the financial assets and liabilities are included at the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The following methods and assumptions were used to estimate the fair values:

•

The fair values of the financial assets included in other non-current assets and financial liabilities included in other non-current liabilities and long-term interest-bearing loans and borrowings have been calculated by discounting the expected future cash flows using rates currently available for instruments on with similar terms, credit risk and remaining maturities.

The Group’s own non-performance risk for financial liabilities included in other non-current liabilities and long-term interest-bearing loans and borrowings as at December 31, 2016 and 2017 was assessed to be insignificant.

Fair value hierarchy

The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments:

Assets measured at fair value

	Fair value measurement using
	Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
As at December 31, 2016	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets at fair value through profit or loss:
Futures contracts	54,756	—	—	54,756
Available for sale financial investments	93,893	—	—	93,893

	148,649	—	—	148,649

	Fair value measurement using
	Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
As at December 31, 2017	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets at fair value through profit or loss:
Futures contracts	9,534	—	—	9,534
Available-for-sale financial investments
Listed equity investments	9,701	—	—	9,701
Other unlisted investment	—	1,848,000	—	1,848,000

	19,235	1,848,000	—	1,867,235

Liabilities measured at fair value

	Fair value measurement using

	Quoted
	prices	Significant	Significant
	in active	observable	unobservable
	markets	inputs	inputs
As at December 31, 2016	(Level 1)	(Level 2)	(Level 3)	Total
Financial liabilities at fair value through profit or loss:
Futures contracts	3,468	—	—	3,468
European option contracts	—	107	—	107

	3,468	107	—	3,575

	Fair value measurement using
	Quoted prices	Significant	Significant
	in active	observable	unobservable
	markets	inputs	inputs
As at December 31, 2017	(Level 1)	(Level 2)	(Level 3)	Total
Financial liabilities at fair value through profit or loss:
Futures contracts	89,426	—	—	89,426
	89,426	—	—	89,426

Assets for which fair values are disclosed

Fair value measurement using
Quoted
	prices	Significant	Significant
	in active	observable	unobservable
	markets	inputs	inputs
As at December 31, 2016	(Level 1)	(Level 2)	(Level 3)	Total
Loans and receivables:
Financial assets included in other non-current assets	—	1,375,140	—	1,375,140

Fair value measurement using
Quoted
	prices	Significant	Significant
	in active	observable	unobservable
	markets	inputs	inputs
As at December 31, 2017	(Level 1)	(Level 2)	(Level 3)	Total
Loans and receivables:
Financial assets included in other non-current assets	—	242,567	—	242,567

Liabilities for which fair values are disclosed

	Fair value measurement using
	Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
As at December 31, 2016	(Level 1)	(Level 2)	(Level 3)	Total

Financial liabilities at amortized cost:
Financial liabilities included in other non-current liabilities	—	789,720	—	789,720
Long-term interest-bearing loans and borrowings	—	46,766,169	—	46,766,169

	—	47,555,889	—	47,555,889

	Fair value measurement using
	Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
As at December 31, 2017	(Level 1)	(Level 2)	(Level 3)	Total
Financial liabilities at amortized cost:
Financial liabilities included in other non-current liabilities	—	660,688	—	660,688
Long-term interest-bearing loans and borrowings	—	39,475,392	—	39,475,392

	—	40,136,080	—	40,136,080

During the year ended December 31, 2017, the Group had no transfers of fair value measurements between Level 1 and Level 2 and no transfers into or out of Level 3 for both financial assets and financial liabilities (2016: Nil).

36.3 Capital risk management

The Group’s capital management objectives are to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders, and to maintain an optimal capital structure to reduce the cost of capital.

In order to maintain or adjust the capital structure, the Group may adjust the amount of dividends paid to shareholders, issue new shares or sell assets to reduce debts.

Consistent with other entities in the industry, the Group monitors capital on the basis of its gearing ratio. This ratio is calculated as net debt divided by total capital. Net debt is calculated as total liabilities (excluding deferred tax liabilities, income tax payable and deferred government grants) and deferred government grants less restricted cash, time deposits and cash and cash equivalents. Total capital is calculated as equity, as shown in the consolidated statement of financial position, plus net debt less non-controlling interests.

The gearing ratio as at December 31, 2016 and 2017 is as follows:

	December 31,	December 31,
	2016	2017
Total liabilities (excluding deferred tax liabilities, income tax payable and deferred government grants)	131,916,992	132,022,668
Less: restricted cash, time deposits and cash and cash equivalents	(25,901,183)	(29,903,178)

Net debt	106,015,809	102,119,490

Total equity	55,786,808	65,513,879
Add: net debt	106,015,809	102,119,490
Less: non-controlling interests	(17,618,510)	(26,035,429)

Total capital attributable to owners of the parent	144,184,107	141,597,940

Gearing ratio	74%	72%